Capital Management and Solvency - Summary of Composition of Available Own Funds Across Tiers (Detail) - New method [member] - Solvency one capital ratio [member] - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of capital management and solvency [line items]
Total available own funds	€ 17,602	€ 15,628
Unrestricted tier 1 [member]
Disclosure of capital management and solvency [line items]
Total available own funds	12,204	10,428
Restricted tier 1 [member]
Disclosure of capital management and solvency [line items]
Total available own funds	3,406	3,540
Tier 2 capital [member]
Disclosure of capital management and solvency [line items]
Total available own funds	1,487	1,213
Tier 3 capital [member]
Disclosure of capital management and solvency [line items]
Total available own funds	€ 505	€ 448